Segment Reporting	9 Months Ended
Sep. 30, 2025
Disclosure Of Operating Segments [Line Items]
Segment reporting

5. Segment reporting

The Group operates as a single operating segment, “payment processing”. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (“CODM”) which is the group’s executive team represented by executive officers and directors. The Group has determined that its Executive Team is the chief operating decision maker as they determine the allocation of resources and assess performance.

The Executive Team evaluates the Group’s financial information and resources, and assesses the financial performance of these resources based on consolidated Revenue, Adjusted EBITDA and Adjusted EBITDA margin as further described below.

Adjusted EBITDA and Adjusted EBITDA Margin

The Executive Team assesses the financial performance of the Group’s sole segment by Revenues, Adjusted EBITDA and Adjusted EBITDA Margin. Adjusted EBITDA is defined as the consolidated profit from operations before financing and taxation for the applicable reporting period before depreciation of property, plant and equipment, amortization of right-of-use assets and intangible assets. It also excludes adjustments applied to subsidiaries operating in hyperinflationary environments, share-based payment non-cash charges, other operating losses, impairment gain/loss on financial assets, secondary offering expenses and other non-recurring costs. The Group defines Adjusted EBITDA Margin as the Adjusted EBITDA divided by Revenue.

The Group reconciles its Adjusted EBITDA and Adjusted EBITDA Margin to profit for the period as presented in the Unaudited Consolidated Condensed Interim Statements of Comprehensive Income as follows:

		Nine months ended		Three months ended
	Note	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Profit for the period (i)		141,265	90,768	51,790	26,811
Income tax expense	12	22,838	19,460	9,388	2,286
Depreciation and amortization	10	16,731	12,289	6,129	4,438
Finance income	11	(33,756)	(54,839)	(10,418)	(7,335)
Finance costs	11	24,189	36,580	4,035	17,420
Inflation adjustment	11	2,663	6,263	794	1,954
Share-based payment non-cash charges, net of forfeitures	9	17,771	17,441	6,840	6,204
Other operating loss		5,300	3,950	2,398	578
Impairment loss / (gain) on financial assets	17	1,796	(93)	(5)	8
Secondary offering expenses (ii)		739	—	739	0
Other non-recurring costs (iii)		123	—	—	—
Adjusted EBITDA		199,659	131,819	71,690	52,364

Revenues	6	755,700	541,483	282,483	185,774
Adjusted EBITDA		199,659	131,819	71,690	52,364
Adjusted EBITDA Margin		26.4%	24.3%	25.4%	28.2%

(i)
Includes net gain or loss related to the effective portion of the change in the spot rate of the hedged foreign currency risk. For further information refer to Note 22 Derivative financial instruments.
(ii)
Corresponds to expenses assumed by dLocal in relation to secondary offering of its shares.
(iii)
Refers to costs not directly associated with the Company’s core business activities, including costs associated with addressing the allegations made by a short-seller report and certain class action proceedings and other legal and regulatory expenses (which include fees from counsel, global expert services and a forensic accounting advisory firm) in 2025.

The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the Unaudited Consolidated Condensed Interim Statement of Comprehensive Income and Unaudited Consolidated Condensed Interim Statement of Financial Position.

As required by IFRS 8 Operating Segments, below are presented applicable entity-wide disclosures related to Group’s revenues.

Revenue breakdown by region and country

The Group derives its revenues from delivering services to international merchants (mainly in the United States, Europe, and China), enabling them to receive payments and facilitate payments in emerging markets. The Group has operations in more than 40 countries, where its merchant customers operate.

The following table presents the Group’s revenue by region based on the country in which the end users of our merchant customers executed their payments. This presentation does not imply that revenue is generated, sourced, or subject to taxation in the respective country. Revenue recognition is based on IFRS principles and reflects the contractual relationships between the Group, its merchants, and its operating companies. For financial reporting purposes, regions are disclosed separately only if payments from/to merchant customers in a given region represented at least 10% of total revenues.

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
LatAm	599,860	409,328	234,255	145,220
Brazil	140,322	118,269	58,912	32,936
Argentina	101,304	60,336	41,422	26,032
Mexico	128,311	108,798	45,940	38,927
Other countries	229,923	121,925	87,981	47,325
Non-LatAm	155,840	132,155	48,228	40,554
Egypt	47,741	72,596	8,067	18,564
Other countries	108,099	59,559	40,161	21,990
Total	755,700	541,483	282,483	185,774

During the nine months ended September 30, 2025 and 2024, the Group had no revenues from customers domiciled in the Cayman Islands. The Group’s revenues are derived from payment processing services provided to merchants, regardless of the geographic location of their customers. dLocal does not engage with or provide services directly to the end-users of its merchants.

Revenue with large customers

For the nine months ended September 30, 2025, the Group’s revenue from its top 10 merchants represented 60% of revenue (62% of revenue for the nine months ended September 30, 2024). For the nine months ended September 30, 2025 there is two merchants (two merchants for the nine months ended September 30, 2024) that on an individual level accounted for more than 10% of the total revenue.

Non-current assets by country

The Company does not have any non-current assets located in the Cayman Islands.

Material non-current assets are the intangible assets described in Note 19: Intangible Assets.